Fair Value Measurements Fair Value Measurements Measured at Fair Value (Details) - USD ($)	3 Months Ended						12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring charges	$ 12,100,000	$ 1,200,000	$ 15,700,000	$ 11,500,000	$ 5,400,000	$ 23,100,000	$ 40,438,000	$ 28,464,000	$ 0
Cost Method Investments	31,816,000				14,561,000		31,816,000	14,561,000
Cost Method Investments, Fair Value Disclosure	35,369,000				15,922,000		35,369,000	15,922,000
Property, Plant, and Equipment, Fair Value	$ 0				$ 0		$ 0	$ 0